Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 87,047,857		$ 25,597,963
Less: accumulated depreciation	(2,424,738)		(2,234,611)
Property, plant and equipment, net	84,623,119		23,363,352
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	5,068,529		4,996,273
Property, plant and equipment, net	3,261,942	¥ 23.3
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	114,080		142,907
Office and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	589,793		567,868
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	81,275,455		$ 19,890,915
Property, plant and equipment, net	$ 81,275,455			¥ 582.2